Consolidated Statements of Cash Flows (FY) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net (loss) income	$ (61)	$ (137)	$ (206)	$ 815
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Loan loss provision recaptures	29	(301)	(7)	(1,254)
Provision for losses on REO	0	13	13	45
Depreciation	170	171	227	241
Reversal of valuation allowance on loan held for sale			(12)	0
Net amortization of deferred loan origination costs	183	160	254	605
Net amortization of premiums on mortgage-backed securities	30	19	30	36
Amortization of investment in affordable housing limited partnership	79	134	179	195
ESOP compensation expense	50	47	65	80
Earnings on bank owned life insurance	(35)	(39)	(53)	(53)
Originations of loans receivable held for sale	(118,626)	(15,182)	(15,182)	(20,288)
Proceeds from sales and repayments of loans receivable held for sale	77,642	22,970	23,074	19,626
Gain on sale of loans receivable held for sale	(199)	(204)	(204)	(70)
Changes in operating assets and liabilities
Net change in deferred taxes	(175)	(209)	(284)	155
Net change in accrued interest receivable	(102)	(39)	(80)	(70)
Net change in other assets	15	5	124	187
Net change in advance payments by borrowers for taxes and insurance	508	473	(22)	(16)
Net change in accrued expenses and other liabilities	(125)	322	310	(120)
Net cash (used in) provided by operating activities	(39,763)	8,540	8,533	234
Cash flows from investing activities:
Net change in loans receivable held for investment	35,843	(8,735)	(43,983)	(3,185)
Principal payments on available-for-sale securities	1,744	1,450	4,055	2,444
Proceeds from sales of REO	0	820	820	0
Additions to office properties and equipment	(501)	(33)	(41)	(77)
Net cash provided by (used in) investing activities	35,566	(6,498)	(39,149)	(818)
Cash flows from financing activities:
Net change in deposits	27,612	(1,347)	16,310	(9,876)
Proceeds from FHLB advances	66,000	13,000	22,000	32,500
Repayments on FHLB advances	(34,500)	(8,000)	(8,000)	(27,500)
Payment for tax withholding for vesting of restricted stock	0	(14)	(14)	(108)
Repayments of junior subordinated debentures	(765)	(510)	(765)	0
Net cash provided by (used in) financing activities	58,347	3,129	29,531	(4,984)
Net change in cash and cash equivalents	54,150	5,171	(1,085)	(5,568)
Cash and cash equivalents at beginning of the period	15,566	16,651	16,651	22,219
Cash and cash equivalents at end of the period	69,716	21,822	15,566	16,651
Supplemental disclosures of cash flow information:
Cash paid for interest	4,530	4,710	6,336	4,898
Cash paid for income taxes	8	13	13	0
Supplemental disclosures of non-cash investing and financing activities:
Transfers of loans receivable held for sale to loans receivable held for investment	0	1,064	9,227	16,871
Transfers of loans receivable held for investment to loans receivable held for sale	0	10,684	10,684	0
Common stock exchanged for payment of tax withholding	0	14	14	108
Initial recognition of operating lease right-to-use assets	0	1,120	1,120	0
Initial recognition of operating lease liabilities	0	1,120	1,120	0
Employees, excluding Directors [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation expense	279	182	254	75
Directors [Member]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Stock-based compensation expense	$ 45	$ 52	$ 53	$ 45